Supplement (Retail, Vanguard Florida Long-Term Tax-Exempt Fund)	12 Months Ended
Nov. 30, 2010
Retail | Vanguard Florida Long-Term Tax-Exempt Fund
Supplement Text
Supplement Text:

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Vanguard Florida Long-Term Tax-Exempt Fund

Supplement to the Prospectus and Summary Prospectus Dated March 29, 2011

The Board of Trustees of Vanguard Florida Long-Term Tax-Exempt Fund approved a change to the Fund's primary investment strategies that will allow the Fund to invest up to 50% of its assets in non-Florida municipal bonds.

The Board approved the change because there is no longer a tax benefit associated with owning only Florida municipal bonds since the elimination of the Florida Intangible Property Tax. The Fund will begin to hold a more broadly diversified portfolio of municipal bonds. Changes to the portfolio will be made in the normal course of business.

The Fund will continue to invest a majority of its assets in municipal bonds of Florida issuers and at least 80% of the Fund's assets will be invested in securities whose income is exempt from federal and Florida taxes, if any.

The Fund's Investment Objective will remain unchanged.

(C)2011 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor. PS 18 052011

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Nov 30, 2010
Registrant Name	dei_EntityRegistrantName	Vanguard Florida Tax-Free Funds
Central Index Key	dei_EntityCentralIndexKey	0000888451
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 27, 2011
Document Effective Date	dei_DocumentEffectiveDate	May 23, 2011
Retail | Vanguard Florida Long-Term Tax-Exempt Fund
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar 29, 2011